Convertible Notes	12 Months Ended
Dec. 31, 2023
Convertible Notes [Abstract]
CONVERTIBLE NOTES
13.	CONVERTIBLE NOTES

Prior Private Placement Notes and Warrants

On February 25, 2021 and April 14, 2021 the Group entered into securities purchase agreements with institutional and individual investors, pursuant to which the Group sold approximately $6.67 million of notes (the “February 25 Notes”) and 60,877 warrants at an exercise price of $426.62 per share (the “February 25 Warrants), $1 million of notes (the “April 14 Notes”) and 13,130 warrants at an exercise price of $295.68 per share (the “April 14 Warrants” and, together with the February 25 Warrants, the “Prior Private Placement Warrants”) and $15.3 million of notes (the “May 5 Notes” and, together with the February 25 Notes and the April 14 Notes, the “Prior Private Placement Notes.”) The Prior Private Placement Notes have a two-year term with a conversion price of $186.62 per share. The Prior Private Placement Notes have certain anti-dilution protections in the event of a lower priced issuance. Interest shall accrue on the notes at 8% annually, payable on a quarterly basis, in either cash or, in the event the registration statement registering such shares has been declared effective, ordinary shares. The Prior Private Placement Notes held by a particular holder will not be convertible to the extent such conversion would result in such holder owning more than 9.9% of the number of ordinary shares outstanding after giving effect to the issuance of ordinary shares issuable upon conversion of such note calculated in accordance with Section 13(d) of the Exchange Act. On May 5, 2021, the Company issued additional $15.3 million Prior Private Placement Notes to investors in the February and April transactions.

The Prior Private Placement Warrants are exercisable immediately for a period of five years for cash, at an exercise price of $426.62 per ordinary share for the February 25 Warrants and $295.68 per ordinary share for the April 14 Warrants, subject to adjustment in the event of stock dividends and splits, or sales or grants of ordinary shares or ordinary share equivalents in certain transactions at less than the then current exercise price, or where the exercise price is higher than the then-current market price of the ordinary shares, on a cashless exercise basis, using the Black Scholes Value. The Prior Private Placement Warrants held by a particular holder will not be exercisable to the extent such conversion would result in such holder owning more than 9.9% of the number of ordinary shares outstanding after giving effect to the issuance of ordinary shares issuable upon exercise of such warrants calculated in accordance with Section 13(d) of the Exchange Act.

During the year ended December 31, 2021, all of the February 25 Notes, April 14 Notes and May 5 Notes (except for $1.57 million), have been converted into 124,689 ordinary shares, and all of 74,007 Prior Private Placement Warrants exercised to 147,570 ordinary shares. During the year ended December 31, 2022, all of the February 25 Notes, April 14 Notes, May 5 Notes and the remaining Prior Private Placement Warrants have been converted into 35,112 ordinary shares.

September 2021 Private Placement Notes and Warrants

On September 14, 2021 the Group entered into securities purchase agreements with institutional and individual investors, pursuant to which the Group sold $13,575,000 of notes (the “September 2021 Notes”) and 194,774 Warrants (the “September 14 Warrants”). The September 2021 Notes have a two year term and are convertible into ordinary shares at the lower of (i) $125.45 per share, (ii) 90% of the closing price of the ordinary shares on the date that the registration statement registering the underlying shares is declared effective, or (iii) in the event that the registration statement registering the underlying shares is not declared effective by the date that the shares underlying the September 2021 Notes are eligible to be sold, assigned or transferred under Rule 144, 90% of the closing price of the ordinary shares on such date. The September 2021 Notes have certain anti-dilution protections in the event of a lower priced issuance. Interest shall accrue on the notes at 8% annually, payable on a quarterly basis, in either cash or, in the event the registration statement registering the underlying shares has been declared effective, ordinary shares. The September 2021 Notes held by a particular holder will not be convertible to the extent such conversion would result in such holder owning more than 9.9% of the number of ordinary shares outstanding after giving effect to the issuance of ordinary shares issuable upon conversion of such note calculated in accordance with Section 13(d) of the Exchange Act. An additional $13,575,000 of notes with the same terms will be issued upon the satisfaction of certain conditions, including the effectiveness of the registration statement. As of December 31, 2023, the Group has not issued the notes.

The Warrants are exercisable immediately for a period of five years for cash, at an exercise price of $166.69 per ordinary share, subject to adjustment in the event of stock dividends and splits, or sales or grants of ordinary shares or ordinary share equivalents in certain transactions at less than the then current exercise price, or where the exercise price is higher than the then-current market price of the ordinary shares, on a cashless exercise basis, using the Black Scholes Value. The Warrants held by a particular holder will not be exercisable to the extent such conversion would result in such holder owning more than 9.9% of the number of ordinary shares outstanding after giving effect to the issuance of ordinary shares issuable upon exercise of such warrants calculated in accordance with Section 13(d) of the Exchange Act.

During the year ended December 31, 2021, 7,353 warrants were exercised into 10,702 ordinary shares on a cashless basis.

During the year ended December 31, 2022, all of the September 2021 Notes have been converted into 299,026 ordinary shares, and 90,034 warrants of the September 14 Warrants have been exercised to 231,872 ordinary shares. As of December 31, 2022 and 2023, 97,387 warrants of the September 14 Warrants remained outstanding.

May 2022 Private Placement Notes and Warrants

On May 25, 2022, the Group signed agreements with institutional and individual investors, for the sale of $16,000,000 in secured convertible notes. The notes are due in two years, have an annual interest rate of 10% and are convertible into ordinary shares at 90% of the closing bid price on the day of closing, or 90% of the closing bid price of the ordinary shares on the date that such shares are first eligible to be sold, assigned or transferred under Rule 144 or Regulation S, as applicable, whichever is lower but in no event at less than $0.41 per ordinary share, which was $17.71 per shares. The Group also issued an aggregate of 504,134 warrants to purchase ordinary shares at an exercise price of $40.08 per share, subject to adjustment in certain conditions. The Group issued the notes and warrants on May 25, 2022.

During the year ended December 31, 2022, $13.55 million of May 2022 Notes have been converted into 1,276,249 ordinary shares. 319,092 warrants were exercised into 1,214,848 ordinary shares on a cashless basis.

During the year ended December 31, 2023, $0.50 million of May 2022 Notes have been converted into 94,003 ordinary shares. The remaining 185,042 warrants were exercised into 1,191,486 ordinary shares on a cashless basis.

As of December 31, 2023, $1.95 million of May 2022 Notes remained outstanding, and all the warrants have been fully exercised into 2,406,334 ordinary shares.

August 2023 Private Placement Notes and Warrants

On August 24, 2023, the Group signed agreements with an institutional investor, for the sale of $1,500,000 in secured convertible notes. The notes are due in two years, have an annual interest rate of 10% and are convertible into ordinary shares at 90% of the closing bid price on the day of closing, or 90% of the closing bid price of the ordinary shares on the date that such shares are first eligible to be sold, assigned or transferred under Rule 144 or Regulation S, as applicable, whichever is lower but in no event at less than $0.72 per ordinary share, and in the case of a reverse stock split the minimum Conversion Price will be adjusted to 25% of the closing bid price. The Group also issued warrants to purchase an aggregate of 905,141 ordinary shares at an exercise price of $2.1384 per share, subject to adjustment in certain conditions. The Group issued the notes and warrants on August 24, 2023.

During the year ended December 31, 2023, none of August 2023 Notes have been converted into ordinary shares. 235,467 warrants were exercised into 1,936,276 ordinary shares on a cashless basis.

The detachable Warrants issued to the above holder are considered to be indexed to the Company’s own stock and classified in stockholders’ equity and therefore they meet the scope exception prescribed in ASC 815-10-15.

The Group early adopted ASU 2020-06 on January 1, 2021. As a result, the Notes above were accounted for as a liability in its entirety, equal to the proceeds received, net of debt issuance discounts and debt issuance costs if any. At the time of issuance, the Group allocated the proceeds to the Convertible Notes and the Warrants based on their relative fair values. During the year ended December 31, 2021, in connection with the issuance of the Convertible Notes and the Warrants, the Group recorded debt discount of $15,097 that will be amortized over the term of the Convertible Notes. During the year ended December 31, 2022, in connection with the issuance of the Convertible Notes and the Warrants, the Group recorded debt discount of $6,994 that will be amortized over the term of the Convertible Notes. During the year ended December 31, 2023, in connection with the issuance of the Convertible Notes and the Warrants, the Group recorded debt discount of $629 that will be amortized over the term of the Convertible Notes.

The fair value of the Warrants was computed using the Black-Scholes option-pricing model. Variables used in the option-pricing model include the following:

	Value per share	Risk-free interest rate	Expected warrant life	Expected volatility

February 25, 2021 Warrants	1.76	0.60%	5 years	170%
April 14, 2021 Warrants	1.25	0.86%	5 years	168%
September 14, 2021 Warrants	0.72	0.78%	5 years	160%
May 25, 2022 Warrants	0.17	2.73%	5 years	152%
August 24, 2023 Warrants	0.16	4.60%	3.75 years	146%

The fair values of the convertible notes are determined by the optimized value derived from valuation of straight debt and valuation of convertible debt. The assumptions include the following:

	Coupon rate	Risk-free interest rate	Volatility	Bond yield

February 25, 2021 Notes ($6.67 million)	8%	0.13%	196%	28%
April 14, 2021 Notes ($1 million)	8%	0.16%	196%	29%
May 5, 2021 Notes ($13.33 million)	8%	0.16%	194%	28%
May 5, 2021 Notes ($2 million)	8%	0.16%	193%	28%
September 14, 2021 Notes ($13.575 million)	8%	0.21%	200%	30%
May 25, 2022 Notes ($16.0 million)	10%	2.50%	153%	33%
August 24, 2023 Notes ($1.50 million)	10%	5.02%	103%	36%

	As of December 31,
	2022	2023
	$	$
Principal amount	2,450	3,450
Less: unamortized discount and debt issuance costs	(759)	(770)
Total	1,691	2,680

Balance as of December 31, 2023:

		Principal	Less: unamortized discount and debt issuance costs
		$	$
May 25, 2022 Notes	US$16.0 million 10% note due 2024 ($14.1 million converted in fiscal 2022 and 2023)	1,950	(177)
August 24, 2023 Notes	US$1.5 million 10% note due 2025 (Nil converted in fiscal 2023)	1,500	(593)
Total		3,450	(770)

During the year ended December 31, 2021, 2022 and 2023, the holders of the convertible notes have converted into total of 124,689, 1,610,386 and 94,003 the Group’s ordinary shares, respectively. Interest expense related to the amortization of the debt discount of $9,945, $11,387 and $700 recorded for the year ended December 31, 2021, 2022 and 2023, respectively.